BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cost of revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Compensation, employee benefits and related taxes	$ 1,962,026	$ 1,841,432	$ 5,972,150	$ 5,490,307	$ 7,474,438	$ 7,543,315
Professional fees	3,066,414	2,579,136	9,014,589	4,699,308	7,592,393	2,754,841
Depreciation	97,660	183,285	388,021	488,117	674,674	536,294
Rent, utilities, telephone and communications	126,378	105,466	359,334	347,064	452,836	420,499
Other cost of revenues	71,546	171,158	605,300	422,881	640,492	371,889
Cost of revenues	$ 5,324,024	$ 4,880,477	$ 16,339,394	$ 11,447,677	$ 16,834,833	$ 11,626,838